INCOME TAX EXPENSE - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current period	$ 297.7	$ 206.6
Adjustment for prior periods	(75.8)	(1.0)
Deferred tax expense
Origination and reversal of temporary differences	335.5	223.0
Impact of changes in tax rate	(0.8)	(1.6)
Change in unrecognized deductible temporary differences	(73.4)	(156.3)
Recognition of previously unrecognized tax losses	(43.4)	(24.0)
Total tax expense	$ 439.8	$ 246.7